SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PRO FORMA NET LOSS PER SHARE

The following table summarizes the Company’s unaudited pro forma net loss per share (in thousands except for share amounts and per share data):

Year Ended December 31, 2023
Numerator:
Net loss	$(1,812)

Denominator:
Weighted average number of common shares outstanding	10,382,515
Pro forma weighted average shares outstanding after giving effect to the conversion of convertible notes payable and certain accounts payable	648,539

Pro forma weighted average common shares outstanding	11,031,054

Pro forma net loss per share, basic and diluted	$(0.16)